                       SUPPLEMENT DATED NOVEMBER 20, 2009
              TO THE PROSPECTUS DATED MAY 1, 2008, AS AMENDED, FOR

                NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE INSURANCE
         NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN

                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the May 1, 2008 prospectus (the "Prospectus") for the above referenced New York Life variable universal life insurance policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus. This supplement is not valid unless it is read in conjunction with the Prospectus. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

     The purpose of this supplement is to (i) note the subadviser and portfolio name changes for the MainStay VP Capital Appreciation portfolio, (ii) note the addition of Epoch Investment Partners, Inc. as co-subadviser for the MainStay VP Total Return portfolio, and the portfolio name change, and (iii) update the procedures set forth in the Prospectus regarding the effect of transfers on an existing Automatic Asset Reallocation arrangement.

     Keeping these purposes in mind, please note the following:

     I. MAINSTAY VP CAPITAL APPRECIATION

     All references in the Prospectus to the "MainStay VP Capital Appreciation" portfolio should be deleted and replaced with "MainStay VP Growth Equity" portfolio.

     The entry for the "MainStay VP Capital Appreciation -- Initial Class" portfolio in the table entitled "Funds and Eligible Portfolios" is deleted in its entirety and replaced with the following:

-----------------------------------------------------------------------------------------------------
  FUNDS AND ELIGIBLE PORTFOLIOS          INVESTMENT ADVISER                INVESTMENT OBJECTIVES
-----------------------------------------------------------------------------------------------------
MainStay VP Growth Equity         Subadviser: Madison Square         -   Seeks long-term growth of
  -- Initial Class                Investors LLC                          capital. Dividend income, if
                                                                         any, is an incidental
                                                                         consideration.


-----------------------------------------------------------------------------------------------------



     II. MAINSTAY VP TOTAL RETURN

     All references in the Prospectus to the "MainStay VP Total Return" portfolio should be deleted and replaced with "MainStay VP Income Builder" portfolio.

     The entry for the "MainStay VP Total Return -- Initial Class" portfolio in the table entitled "Funds and Eligible Portfolios" is deleted in its entirety and replaced with the following:

-----------------------------------------------------------------------------------------------------
  FUNDS AND ELIGIBLE PORTFOLIOS          INVESTMENT ADVISER                INVESTMENT OBJECTIVES
-----------------------------------------------------------------------------------------------------
MainStay VP Income Builder        Subadvisers: Epoch Investment      -   Seeks to realize current
  -- Initial Class                Partners, Inc. and MacKay              income consistent with
                                                                         reasonable opportunity for
                                                                         future growth of capital and
                                                                         income.


-----------------------------------------------------------------------------------------------------



     III. AUTOMATIC ASSET REALLOCATION

          In the section of the Prospectuses entitled "Options Available at No Additional Charge -- Automatic Asset Reallocation," add the following language after the last paragraph of such section:

               A previously established Automatic Asset Reallocation will be automatically cancelled if We process a separate request to transfer funds among the Investment Divisions or the Fixed Accounts, or a request to change the allocation of subsequent premium payments, unless you modify your Automatic Asset Reallocation so that it is consistent with your transfer or premium allocation instructions within one Business Day after We receive your request.

                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

                       SUPPLEMENT DATED NOVEMBER 20, 2009
  TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008, AS AMENDED, FOR

                NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE INSURANCE
         NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN

                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the May 1, 2008 Statement of Additional Information (the "SAI") for the above referenced New York Life variable universal life insurance policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the SAI. This supplement is not valid unless it is read in conjunction with the SAI. All capitalized terms used but not defined herein have the same meaning as those included in the SAI.

     The purpose of this supplement is to (i) note the portfolio name changes for the MainStay VP Capital Appreciation portfolio and the MainStay VP Total Return portfolio, and (ii) update the procedures set forth in the SAI regarding the effect of transfers on an existing Automatic Asset Reallocation arrangement.

     Keeping these purposes in mind, please note the following:

     I. MAINSTAY VP CAPITAL APPRECIATION

     All references in the SAI to the "MainStay VP Capital Appreciation" portfolio should be deleted and replaced with "MainStay VP Growth Equity" portfolio.

     II. MAINSTAY VP TOTAL RETURN

     All references in the SAI to the "MainStay VP Total Return" portfolio should be deleted and replaced with "MainStay VP Income Builder" portfolio.

     III. AUTOMATIC ASSET REALLOCATION

     In the section of the SAI entitled "Options Available at No Additional Charge -- Automatic Asset Reallocation," add the following language after the fourth paragraph of such section:

     A previously established Automatic Asset Reallocation will be automatically cancelled if We process a separate request to transfer funds among the Investment Divisions or the Fixed Accounts, or a request to change the allocation of subsequent premium payments, unless you modify your Automatic Asset Reallocation so that it is consistent with your transfer or premium allocation instructions within one Business Day after We receive your request.

                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010